SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	$ 777	$ 764	$ 1,455	$ 1,405
Cash capital expenditures	769	755	1,457	1,366
Increase (decrease) in accrued capital expenditures	(8)	(9)	2	(39)
Purchase obligation for supplies and consumables	1,644		1,644		$ 1,753
Capital commitments	472		472		399
Revenue	2,833	2,859	5,476	5,712
Depreciation expense	480	476	975	936
Exploration, evaluation and project expenses	101	100	172	167
Other expense (income) (note 8a)	18	2	70	(9)
Segment income	766	996	1,240	2,003
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	802	785	1,499	1,443
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	710	756	1,366	1,380
Segment income	828	912	1,451	2,036
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	143	130	263	247
Revenue	779	748	1,290	1,455
Site operating costs, royalties and community relations	404	371	734	681
Depreciation expense	91	80	154	149
Exploration, evaluation and project expenses	7	5	15	7
Other expense (income) (note 8a)	2	3	4	(18)
Segment income	275	289	383	636
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	115	126	201	219
Revenue	359	284	784	648
Site operating costs, royalties and community relations	178	131	382	283
Depreciation expense	67	48	158	110
Exploration, evaluation and project expenses	5	4	7	6
Other expense (income) (note 8a)	1	1	3	1
Segment income	108	100	234	248
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	23	44	50	86
Revenue	232	232	486	427
Site operating costs, royalties and community relations	129	117	268	224
Depreciation expense	43	44	93	86
Exploration, evaluation and project expenses	2	4	3	4
Other expense (income) (note 8a)	0	0	0	1
Segment income	58	67	122	112
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	119	150	246	294
Revenue	258	318	549	656
Site operating costs, royalties and community relations	117	136	237	265
Depreciation expense	60	60	124	118
Exploration, evaluation and project expenses	1	12	2	14
Other expense (income) (note 8a)	3	4	4	5
Segment income	77	106	182	254
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	91	82	195	144
Revenue	344	331	665	653
Site operating costs, royalties and community relations	139	129	283	252
Depreciation expense	60	64	131	127
Exploration, evaluation and project expenses	2	1	2	3
Other expense (income) (note 8a)	4	5	5	7
Segment income	139	132	244	264
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	25	21	44	38
Revenue	172	145	299	282
Site operating costs, royalties and community relations	70	57	136	112
Depreciation expense	41	33	66	61
Exploration, evaluation and project expenses	0	1	0	4
Other expense (income) (note 8a)	1	5	4	15
Segment income	60	49	93	90
Operating segments | Lumwana
Disclosure of operating segments [line items]
Capital expenditures	72	78	124	135	380	$ 222
Revenue	189	211	360	498	868	962
Site operating costs, royalties and community relations	117	109	247	225	443	373
Depreciation expense	59	33	103	71	223	197
Exploration, evaluation and project expenses	10	2	17	2	11	0
Other expense (income) (note 8a)	3	5	5	5	11	1
Segment income	0	62	(12)	195	$ 180	$ 391
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	45	35	85	57
Revenue	149	149	307	280
Site operating costs, royalties and community relations	72	60	136	110
Depreciation expense	19	23	38	33
Exploration, evaluation and project expenses	0	1	0	2
Other expense (income) (note 8a)	7	(1)	26	0
Segment income	51	66	107	135
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	23	23	43	35
Revenue	119	118	230	249
Site operating costs, royalties and community relations	56	57	114	119
Depreciation expense	15	14	31	31
Exploration, evaluation and project expenses	0	0	0	0
Other expense (income) (note 8a)	1	5	17	6
Segment income	47	42	68	93
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	54	67	115	125
Revenue	392	429	786	822
Site operating costs, royalties and community relations	245	258	496	485
Depreciation expense	56	108	127	202
Exploration, evaluation and project expenses	2	3	4	6
Other expense (income) (note 8a)	16	12	36	30
Segment income	73	48	123	99
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	2,993	2,965	5,756	5,970
Site operating costs, royalties and community relations	1,527	1,425	3,033	2,756
Depreciation expense	511	507	1,025	988
Exploration, evaluation and project expenses	29	33	50	48
Other expense (income) (note 8a)	38	39	104	52
Segment income	888	961	1,544	2,126
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	92	29	133	63
Revenue	12	39	19	24
Exploration, evaluation and project expenses	72	68	122	123
Other expense (income) (note 8a)	(6)	(23)	(4)	(23)
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(172)	(145)	(299)	(282)
Site operating costs, royalties and community relations	(70)	(57)	(136)	(112)
Depreciation expense	(41)	(33)	(66)	(61)
Exploration, evaluation and project expenses	0	(1)	0	(4)
Other expense (income) (note 8a)	(1)	(5)	(4)	(15)
Segment income	(60)	(49)	(93)	(90)
Material reconciling items [member] | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	$ (25)	$ (21)	$ (44)	$ (38)